ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 5 – Accounts Receivable

Accounts receivable was $277,437 and $161,409 at February 28, 2021 and May 31, 2020, respectively. During the nine months ended February 28, 2021, the Company had bad debt expense in the net amount of $5,927, consisting of the write-off of a receivable from a credit card processor in the amount of $7,668, partially offset by the collection from a customer in the amount of $1,741 which had been previously written-off. No allowance for doubtful accounts was necessary during the three and nine months ended February 28, 2021 and February 29, 2020.

NOTE 6 – ACCOUNTS RECEIVABLE

Accounts receivable was $161,409 and $163,571 at May 31, 2020 and 2019, respectively. The Company had bad debt expense of $108,392 during the year ended May 31, 2020, including $101,512 in connection with a receivable from a credit card company. The Company had bad debt expense of $0 during the prior period.